Schedule of Investments PIMCO ESG Income Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Altice France SA
9.048% (TSFR3M + 3.653%) due 05/14/2029 ~		$1,887	$1,896
Spa Holdings 3 OYJ
8.244% (TSFR3M + 3.732%) due 05/23/2030 ~		298	297

Total Loan Participations and Assignments (Cost $2,181)			2,193

CORPORATE BONDS & NOTES 29.1%
BANKING & FINANCE 14.4%
ABN AMRO Bank NV
2.470% due 12/13/2029 •		500	474
ACEF Holding SCA
0.750% due 06/14/2028	EUR	500	545
AIB Group PLC
6.608% due 09/13/2029 •		$500	519
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		400	337
Ally Financial, Inc.
2.200% due 11/02/2028		800	756
8.000% due 11/01/2031		450	501
American Homes 4 Rent LP
5.500% due 02/01/2034		450	456
American Tower Corp.
2.100% due 06/15/2030		500	452
3.100% due 06/15/2050		300	196
Asian Development Bank
6.720% due 02/08/2028	INR	187,400	1,963
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(f)(g)		$200	191
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,237
6.204% due 11/10/2028 •		1,600	1,634
Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	870	851
Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,009
7.385% due 11/02/2028 •		800	827
Blue Owl Capital Corp.
6.450% due 09/15/2028		400	405
BNP Paribas SA
4.625% due 02/25/2031 •(f)(g)		400	368
7.750% due 08/16/2029 •(f)(g)		1,000	1,048
Boston Properties LP
2.550% due 04/01/2032		150	131
3.400% due 06/21/2029		100	96
BPCE SA
2.045% due 10/19/2027 •		500	496
5.389% due 05/28/2031 •(g)		1,080	1,092
5.748% due 07/19/2033 •		300	307
Brookfield Finance, Inc.
2.724% due 04/15/2031		350	318
CNP Assurances SA
1.250% due 01/27/2029	EUR	500	543
Cooperatieve Rabobank UA
4.375% due 06/29/2027 •(f)(g)		400	461
CoStar Group, Inc.
2.800% due 07/15/2030		$800	720
CPI Property Group SA
1.500% due 01/27/2031	EUR	100	94
4.000% due 01/22/2028 þ	GBP	200	258
Credit Agricole Assurances SA
1.500% due 10/06/2031	EUR	500	515
Crown Castle, Inc.
3.100% due 11/15/2029		$400	379
CTP NV
1.250% due 06/21/2029	EUR	200	216
1.500% due 09/27/2031		500	511
Deutsche Bank AG
1.875% due 02/23/2028 •		200	227
Digital Dutch Finco BV
1.000% due 01/15/2032		300	297
1.250% due 02/01/2031		200	206

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

EQT AB
0.875% due 05/14/2031		800	804
2.375% due 04/06/2028		800	902
Equinix, Inc.
3.900% due 04/15/2032		$400	378
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~		250	250
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		600	600
First American Financial Corp.
2.400% due 08/15/2031		600	523
Ford Motor Credit Co. LLC
5.918% due 03/20/2028		1,400	1,418
FS KKR Capital Corp.
3.125% due 10/12/2028		400	377
Globalworth Real Estate Investments Ltd.
6.250% due 03/31/2030	EUR	376	439
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	354
2.615% due 04/22/2032 •		500	449
Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		1,000	974
Grainger PLC
3.000% due 07/03/2030	GBP	100	122
Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		$300	297
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		300	280
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	224
3.375% due 12/15/2029		600	573
3.500% due 09/15/2030		200	189
5.700% due 07/01/2034		300	307
Howard Hughes Corp.
4.375% due 02/01/2031		600	568
HSBC Holdings PLC
2.871% due 11/22/2032 •		700	629
6.254% due 03/09/2034 •		600	636
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	224
5.950% due 02/15/2028		400	397
ING Groep NV
2.727% due 04/01/2032 •		200	182
3.875% due 05/16/2027 •(f)(g)		200	197
4.250% due 05/16/2031 •(f)(g)		200	182
4.252% due 03/28/2033 •		500	483
4.875% due 05/16/2029 •(f)(g)		200	194
5.525% due 03/25/2036 •		300	305
Intesa Sanpaolo SpA
6.625% due 06/20/2033		700	759
Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		500	524
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		1,400	1,245
Kilroy Realty LP
2.500% due 11/15/2032		200	166
2.650% due 11/15/2033		900	732
Legal & General Group PLC
5.625% due 03/24/2031 •(f)(g)	GBP	200	256
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	395
3.750% due 03/18/2028 •		500	497
Logicor Financing SARL
3.250% due 11/13/2028	EUR	700	798
Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$500	443
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.875% due 05/23/2042 •		400	411
NatWest Group PLC
5.125% due 05/12/2027 •(f)(g)	GBP	200	265
NE Property BV
3.375% due 07/14/2027	EUR	300	342
Nomura Holdings, Inc.
2.172% due 07/14/2028		$700	665
Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)		500	471
Norinchukin Bank
5.094% due 10/16/2029		1,400	1,410
OneMain Finance Corp.
3.500% due 01/15/2027		781	775
7.125% due 11/15/2031 (j)		750	766
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		200	190
Prologis LP
4.200% due 02/15/2033	CAD	1,400	995

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~		$250	250
Regency Centers LP
3.700% due 06/15/2030		100	97
Santander Holdings USA, Inc.
6.174% due 01/09/2030 •		500	514
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,384
6.534% due 01/10/2029 •		300	308
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (g)		200	195
4.375% due 04/13/2032 (g)		500	486
Sirius Real Estate Ltd.
1.750% due 11/24/2028	EUR	200	221
Standard Chartered PLC
2.678% due 06/29/2032 •		$200	179
3.603% due 01/12/2033 •		200	183
6.301% due 01/09/2029 •		600	614
7.767% due 11/16/2028 •		500	521
Starwood Property Trust, Inc.
6.125% due 06/01/2031		1,000	1,006
Sun Communities Operating LP
4.200% due 04/15/2032		300	287
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~		250	250
Torrey Pines Re Ltd.
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~		250	252
UBS Group AG
4.375% due 02/10/2031 •(f)(g)		200	184
5.959% due 01/12/2034 •		300	313
UDR, Inc.
3.100% due 11/01/2034		100	86
UniCredit SpA
5.459% due 06/30/2035 •		400	402
VIA Outlets BV
1.750% due 11/15/2028	EUR	500	552
Vonovia SE
1.875% due 06/28/2028		600	671
Weyerhaeuser Co.
4.000% due 11/15/2029		$100	98
Workspace Group PLC
2.250% due 03/11/2028	GBP	600	757
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~	EUR	250	286
ZF Finance GmbH
2.000% due 05/06/2027		700	791

			57,085

INDUSTRIALS 11.2% 180 Medical, Inc.
3.875% due 10/15/2029		$700	672
Accor SA
2.375% due 11/29/2028	EUR	900	1,015
ADT Security Corp.
5.875% due 10/15/2033		$1,540	1,514
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.750% due 03/31/2034		710	677
Ball Corp.
3.125% due 09/15/2031		580	525
BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	100	109
6.500% due 07/10/2031		400	398
Beignet Investor LLC
6.581% due 05/30/2049 (g)		$6,980	7,124
Boise Cascade Co.
4.875% due 07/01/2030		500	493
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		500	459
Cellnex Finance Co. SA
3.875% due 07/07/2041		200	157
Centene Corp.
2.625% due 08/01/2031		600	523
3.000% due 10/15/2030		500	453
Chobani LLC/Chobani Finance Corp., Inc.
7.625% due 07/01/2029		500	516
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031		1,130	1,100
Discovery Global Holdings, Inc.
4.054% due 03/15/2029		500	495
5.050% due 03/15/2042		200	147
Fair Isaac Corp.
4.000% due 06/15/2028		570	558
Gap, Inc.
3.625% due 10/01/2029		250	236
3.875% due 10/01/2031		1,420	1,295

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Graphic Packaging International LLC
2.625% due 02/01/2029	EUR	400	445
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	229
4.000% due 05/01/2031		200	189
Illumina, Inc.
2.550% due 03/23/2031		300	271
InterContinental Hotels Group PLC
3.375% due 10/08/2028	GBP	300	384
International Distribution Services PLC
7.375% due 09/14/2030		500	700
JDE Peet’s NV
2.250% due 09/24/2031		$800	693
Lenovo Group Ltd.
3.421% due 11/02/2030		400	378
Marks & Spencer PLC
3.250% due 07/10/2027	GBP	300	392
Metalsa SAPI de CV
3.750% due 05/04/2031		$450	403
Micron Technology, Inc.
2.703% due 04/15/2032		200	179
MSCI, Inc.
3.625% due 09/01/2030		600	568
NetApp, Inc.
5.500% due 03/17/2032		350	358
5.700% due 03/17/2035 (g)		350	358
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		380	374
5.250% due 07/17/2029	EUR	400	463
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		$300	269
5.000% due 01/15/2033		1,300	1,296
PLS Group Ltd.
6.875% due 05/01/2031		1,550	1,588
Rakuten Group, Inc.
9.750% due 04/15/2029		1,450	1,577
ReNew Pvt Ltd.
5.875% due 03/05/2027		200	200
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		6,065	6,048
Sartorius Finance BV
4.875% due 09/14/2035	EUR	600	729
Snam SpA
5.000% due 05/28/2030		$1,200	1,207
Sociedad Transmisora Metropolitana SpA
6.385% due 12/15/2055		700	715
St. Mary’s Cement, Inc.
5.750% due 04/02/2034 (j)		400	412
Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		600	541
VeriSign, Inc.
2.700% due 06/15/2031		400	359
Vilmorin & Cie SA
1.375% due 03/26/2028	EUR	400	440
Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031	GBP	200	219
4.750% due 07/15/2031		$1,700	1,398
VZ Secured Financing BV
7.500% due 01/15/2033		820	786
Weir Group, Inc.
5.350% due 05/06/2030		600	606
XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029 (j)		800	828
ZF North America Capital, Inc.
6.750% due 04/23/2030		250	248

			44,316

UTILITIES 3.5%
AES Andes SA
6.300% due 03/15/2029		350	358
AES Corp.
2.450% due 01/15/2031		720	643
5.450% due 06/01/2028		300	303
7.600% due 01/15/2055 •		500	513
CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		700	665
Clean Renewable Power Mauritius Pte. Ltd.
4.250% due 03/25/2027		147	145
Clearway Energy Operating LLC
5.750% due 01/15/2034		800	785
COX Asset Mexico SA de CV
7.125% due 01/08/2032		200	203
Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		700	694

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Duke Energy Carolinas LLC
3.550% due 03/15/2052		402	287
Edison International
6.250% due 03/15/2030		1,400	1,439
Greenko Wind Projects Mauritius Ltd.
7.250% due 09/27/2028		788	795
Iberdrola International BV
6.750% due 09/15/2033		250	273
India Green Power Holdings
4.000% due 02/22/2027		200	198
Nova Securitisation SARL
5.750% due 02/03/2031		1,000	965
Pacific Gas & Electric Co.
6.700% due 04/01/2053		1,100	1,145
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028		500	490
PR RNO Property Owner 1 LLC
6.500% due 05/01/2031		400	400
San Diego Gas & Electric Co.
2.950% due 08/15/2051		350	223
Solar Star Funding LLC
5.375% due 06/30/2035		127	127
Southwestern Public Service Co.
3.150% due 05/01/2050		100	66
Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		241	244
TDC Net AS
5.056% due 05/31/2028	EUR	400	471
TerraForm Power Operating LLC
5.000% due 01/31/2028		$200	199
United Utilities Water Finance PLC
3.750% due 05/23/2034	EUR	600	685
Verizon Communications, Inc.
5.050% due 05/09/2033		$1,700	1,713
Vodafone Group PLC
5.125% due 06/04/2081 •		110	86

			14,115

Total Corporate Bonds & Notes (Cost $115,949)			115,516

U.S. GOVERNMENT AGENCIES 44.9%
Federal Home Loan Mortgage Corp.
4.000% due 09/01/2049 - 11/01/2053		3,582	3,356
4.500% due 06/01/2053 - 09/01/2053		2,977	2,867
5.000% due 02/01/2053 - 07/01/2054		8,919	8,795
5.500% due 09/01/2052 - 12/01/2053		18,255	18,435
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.923% due 11/25/2030 ~(a)		2,734	81
Federal National Mortgage Association
3.000% due 07/01/2052 - 01/01/2059		1,503	1,303
3.500% due 05/01/2056 - 08/01/2059		1,298	1,169
4.000% due 05/01/2053 - 05/01/2054		7,436	6,967
4.500% due 07/01/2052 - 05/01/2054		7,209	6,933
5.000% due 08/01/2052 - 06/01/2054		19,184	18,912
5.500% due 12/01/2052 - 01/01/2055		6,663	6,710
6.000% due 10/01/2053 - 01/01/2055		2,113	2,163
Government National Mortgage Association
5.500% due 07/20/2053 - 08/20/2053		3,091	3,129
Government National Mortgage Association, TBA
5.000% due 07/01/2056		2,800	2,761
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		5,900	5,142
3.500% due 08/01/2056		9,400	8,523
4.000% due 07/01/2056		6,300	5,889
4.500% due 07/01/2056		3,600	3,449
5.000% due 08/01/2056		4,700	4,613
6.000% due 09/01/2056		34,380	35,005
6.500% due 08/01/2056		31,000	32,033

Total U.S. Government Agencies (Cost $177,078)			178,235

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Bonds
4.250% due 08/15/2054		600	536
4.500% due 11/15/2054		3,200	2,979
4.625% due 11/15/2045		1,376	1,322
4.625% due 02/15/2046		200	192
4.750% due 02/15/2056		6,595	6,408
4.875% due 08/15/2045		203	202
U.S. Treasury Inflation Protected Securities (e)
0.875% due 02/15/2047 (e)(n)		1,103	776
1.500% due 02/15/2053 (e)(l)		672	511
0.125% due 01/15/2031 (e)(l)		2,302	2,127
0.125% due 01/15/2032 (e)		10,089	9,136
1.375% due 07/15/2033 (e)		3,508	3,366

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

1.875% due 07/15/2034 (e)	7,321	7,218
U.S. Treasury Notes
2.750% due 08/15/2032	2,200	2,021
3.750% due 04/30/2027	700	698
3.875% due 09/30/2029 (l)	3,000	2,973
4.000% due 07/31/2032	6,300	6,210
4.125% due 02/15/2036	100	97
4.500% due 04/15/2027	4,500	4,517

Total U.S. Treasury Obligations (Cost $51,964)		51,289

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3% 1211 Avenue of the Americas Trust
4.280% due 08/10/2035 ~	2,300	2,200
280 Park Avenue Mortgage Trust
4.992% due 09/15/2034 •	1,000	998
Adjustable Rate Mortgage Trust
4.003% due 08/25/2036 •	599	205
4.323% due 08/25/2036 •	240	68
American Home Mortgage Assets Trust
3.953% due 12/25/2046 •	25	22
4.183% due 06/25/2037 •	107	105
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)	261,000	0
6.490% due 09/15/2038 •	1,000	934
BBCCRE Trust
4.715% due 08/10/2033 ~	2,660	2,263
BBCMS Mortgage Trust
3.811% due 02/15/2053 ~	2,453	1,751
5.122% due 08/10/2035 ~	900	844
Bear Stearns ALT-A Trust
4.083% due 06/25/2046 •	243	225
Beast Mortgage Trust
6.240% due 03/15/2036 •	500	104
BSST Mortgage Trust
6.476% due 02/15/2037 •	1,200	274
Chase Mortgage Finance Trust
4.350% due 03/25/2037 ~	80	75
CHL Mortgage Pass-Through Trust
4.173% due 02/25/2047 ~	31	29
CHL Reperforming Loan REMICS Trust
4.710% due 01/25/2034 ~	61	55
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	198	178
COMM Mortgage Trust
6.890% due 12/15/2038 •	1,000	985
Countrywide Alternative Loan Trust
4.143% due 10/25/2046 •	52	50
4.398% due 11/20/2035 •	109	99
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.514% due 04/25/2047 •	59	55
DOLP Trust
3.704% due 05/10/2041 ~	1,600	1,375
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	200	194
HarborView Mortgage Loan Trust
4.237% due 06/19/2036 ~	113	42
IndyMac INDX Mortgage Loan Trust
4.103% due 01/25/2037 •	53	50
4.283% due 07/25/2035 •	329	218
JP Morgan Chase Commercial Mortgage Securities Trust
5.830% due 06/15/2038 •	1,000	854
6.040% due 03/15/2036 •	1,600	1,183
6.840% due 03/15/2036 •	300	164
KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~	2,000	1,373
Merrill Lynch Alternative Note Asset Trust
4.163% due 03/25/2037 •	722	192
MFT Mortgage Trust
3.358% due 02/10/2042	100	84
3.392% due 08/10/2040 ~	1,180	864
Morgan Stanley Capital I Trust
5.040% due 12/15/2036 •	1,480	155
5.540% due 12/15/2036 •	1,097	23
Morgan Stanley Mortgage Loan Trust
4.083% due 06/25/2036 •	243	46
Natixis Commercial Mortgage Securities Trust
0.661% due 02/15/2039 ~(a)	23,885	300
NYO Commercial Mortgage Trust
6.285% due 11/15/2038 •	1,500	1,496
One New York Plaza Trust
4.690% due 01/15/2036 •	189	184
4.990% due 01/15/2036 •	1,000	973
RALI Trust
5.500% due 02/25/2036	178	148
6.000% due 06/25/2036	106	88

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.000% due 06/25/2037		163	133
Residential Asset Securitization Trust
2.927% due 04/25/2037 •(a)		510	60
4.073% due 04/25/2037 •		510	93
SFO Commercial Mortgage Trust
5.789% due 05/15/2038 •		450	450
6.389% due 05/15/2038 •		450	449
Starwood Mortgage Trust
6.045% due 11/15/2036 •		1,100	1,099
Trinity Square PLC
5.047% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,800	2,390
VASA Trust
5.490% due 07/15/2039 •		$400	378
5.840% due 07/15/2039 •		400	372
Wells Fargo Commercial Mortgage Trust
5.761% due 09/15/2040 ~		1,700	1,678
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 11/25/2037		57	55
Worldwide Plaza Trust
3.526% due 11/10/2036		100	82
3.715% due 11/10/2036 ~		1,310	172

Total Non-Agency Mortgage-Backed Securities (Cost $36,551)			28,936

ASSET-BACKED SECURITIES 11.0%
AUTOMOBILE SEQUENTIAL 0.4%
FHF Issuer Trust
5.690% due 02/15/2030		350	351
5.890% due 06/15/2030		739	742
Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		207	206
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		168	168

			1,467

CMBS OTHER 0.1%
Starwood Ltd.
5.852% due 04/18/2038 •		400	400

HOME EQUITY OTHER 2.5%
ACE Securities Corp. Home Equity Loan Trust
4.103% due 11/25/2036 •		452	184
Argent Securities Trust
4.063% due 07/25/2036 •		128	116
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.563% due 11/25/2034 •		300	288
Asset-Backed Securities Corp. Home Equity Loan Trust
3.589% due 01/25/2036 •		2,097	1,946
5.608% due 05/25/2035 •		403	378
Bear Stearns Asset-Backed Securities I Trust
4.043% due 11/25/2036 •		15	15
5.424% due 12/25/2034 •		187	188
Centex Home Equity Loan Trust
4.693% due 09/25/2034 •		48	47
4.723% due 03/25/2035 •		204	203
Countrywide Asset-Backed Certificates Trust
4.198% due 01/25/2045 •		230	219
4.243% due 03/25/2047 •		173	166
EquiFirst Mortgage Loan Trust
5.563% due 04/25/2035 •		210	194
GSAA Home Equity Trust
3.903% due 03/25/2036 •		48	15
6.948% due 06/25/2036 þ		210	45
Long Beach Mortgage Loan Trust
4.083% due 10/25/2036 •		713	221
MASTR Asset-Backed Securities Trust
4.663% due 10/25/2035 •		225	203
Merrill Lynch Mortgage Investors Trust
4.363% due 12/25/2036 •		896	853
New Century Home Equity Loan Trust
4.498% due 10/25/2035 •		1,800	1,591
Residential Asset Securities Corporation Trust
4.643% due 08/25/2034 •		68	68
Structured Asset Investment Loan Trust
4.738% due 05/25/2035 •		1,639	1,562
Structured Asset Securities Corp. Mortgage Loan Trust
4.183% due 02/25/2037 •		59	58
4.198% due 07/25/2036 •		1,573	1,621

			10,181

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

WHOLE LOAN COLLATERAL 0.6%
First Franklin Mortgage Loan Trust
4.303% due 03/25/2036 •		1,472	1,432
Lehman XS Trust
4.103% due 10/25/2036 •		93	87
Residential Asset Mortgage Products Trust
4.753% due 10/25/2033 •		126	126
4.963% due 01/25/2035 •		607	591
Specialty Underwriting & Residential Finance Trust
4.933% due 12/25/2035 •		96	95

			2,331

OTHER ABS 7.4%
Arbour CLO VI DAC
3.433% due 11/15/2037 •	EUR	2,600	2,974
Arbour CLO XIII DAC
3.883% due 08/15/2038 •		1,100	1,259
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•		2,000	2,285
BCRED PC Static LLC
5.534% due 04/27/2036 •		$600	600
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		1,000	1,000
Capital Four CLO IV DAC
3.854% due 04/15/2038 •	EUR	1,600	1,831
Capital Four CLO X DAC
3.415% due 10/25/2038 •		2,800	3,203
CVC Cordatus Opportunity Loan Fund-R DAC
3.823% due 08/15/2033 •		1,400	1,603
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		$724	631
4.950% due 07/20/2049		732	660
Grosvenor Place CLO DAC
4.208% due 08/15/2039 •	EUR	300	345
Iskandar Enterprise LLC
5.049% due 04/17/2056		$500	498
Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		109	89
Margay CLO II DAC
3.439% due 07/15/2037 •	EUR	1,600	1,830
Mosaic Solar Loan Trust
2.640% due 01/20/2053		$451	393
MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •	EUR	3,200	3,659
Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •		$784	785
OCP Euro CLO DAC
3.527% due 04/15/2037 «•	EUR	1,000	1,143
Service Experts Issuer LLC
2.670% due 02/02/2032		$127	126
Sunnova Helios XI Issuer LLC
5.300% due 05/20/2050		925	873
Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		1,272	1,060
Sunnova Sol V Issuer LLC
5.400% due 04/30/2058		1,011	990
Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		573	524
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		909	909

			29,270

Total Asset-Backed Securities (Cost $44,489)			43,649

SOVEREIGN ISSUES 8.9%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029		300	302
5.000% due 04/30/2034		300	305
Brazil Government International Bonds
6.125% due 03/15/2034		700	705
Chile Government International Bonds
2.750% due 01/31/2027		300	297
3.500% due 01/31/2034		300	273
3.875% due 04/14/2036	EUR	700	801
Colombia Government International Bonds
6.500% due 01/21/2033		$4,400	4,475
Colombia TES
11.750% due 01/24/2035	COP	3,207,800	922
12.000% due 03/13/2058		2,860,200	827
12.500% due 02/27/2030		18,356,200	5,405

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	500	601
Hungary Government International Bonds
4.000% due 07/25/2029		1,100	1,288
Japan Government Thirty Year Bonds
2.400% due 03/20/2055 (g)	JPY	91,000	415
3.200% due 09/20/2055		81,000	437
Mexico Government International Bonds
2.250% due 08/12/2036	EUR	610	557
4.490% due 05/25/2032		1,100	1,279
4.875% due 05/16/2036		1,100	1,260
5.625% due 02/09/2034		$500	493
Mexico Udibonos
4.000% due 08/24/2034 (e)	MXN	1,234	68
Peru Government Bonds
6.850% due 08/12/2035	PEN	5,000	1,539
7.300% due 08/12/2033 (g)		8,900	2,917
Qatar Government International Bonds
4.800% due 04/08/2033		$1,300	1,307
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	2,400	141
8.875% due 02/28/2035 (g)		100,475	6,357
Republic of Uzbekistan International Bonds
5.375% due 05/29/2027 (g)	EUR	400	464
Romania Government International Bonds
2.000% due 04/14/2033		200	188
5.500% due 09/18/2028		500	594
6.375% due 09/18/2033		500	609
Serbia International Bonds
1.000% due 09/23/2028		300	323
Uruguay Government International Bonds
4.975% due 04/20/2055		$100	91

Total Sovereign Issues (Cost $33,934)			35,240

		SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
MNSN Holdings, Inc. (b)(h)		1,017	85

Total Common Stocks (Cost $17)			85

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.1%
CaixaBank SA
5.875% due 10/09/2027 (f)(g)		200,000	234
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (f)		100,000	100

			334

INDUSTRIALS 0.1%
SVB Financial Trust
11.000% due 11/07/2032		1,159	533

Total Preferred Securities (Cost $1,287)			867

SHORT-TERM INSTRUMENTS 7.2%
REPURCHASE AGREEMENTS (i) 7.1%
			28,400

U.S. TREASURY BILLS 0.1%
3.681% due 07/21/2026 - 07/28/2026 (c)(d)(n)		468	467

Total Short-Term Instruments (Cost $28,867)			28,867

Total Investments in Securities (Cost $492,317)			484,877

Total Investments 122.1% (Cost $492,317)			$484,877
Financial Derivative Instruments (k)(m) 0.2%(Cost or Premiums, net $3,393)			880
Other Assets and Liabilities, net (22.3)%			(88,538)

Net Assets 100.0%			$397,219

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNSN Holdings, Inc.	04/26/2022 - 07/19/2023	$17	$85	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$28,400	U.S. Treasury Notes 1.125% due 10/31/2026	$(28,993)	$28,400	$28,403

Total Repurchase Agreements						$(28,993)	$28,400	$28,403

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MSC	2.750%	12/12/2025	TBD	(3)	$(628)	$(638)
MYI	3.490	04/10/2026	07/08/2026		(166)	(167)
SCX	3.500	05/07/2026	TBD	(3)	(387)	(389)

Total Reverse Repurchase Agreements						$(1,194)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2056	$750	$(595)	$(599)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	750	(625)	(627)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	6,400	(6,368)	(6,407)

Total Short Sales (1.9)%				$(7,588)	$(7,633)

(j)	Securities with an aggregate market value of $1,444 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(0) at a weighted average interest rate of X.XXX. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,020	$112,088	$749	$0	$(303)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	368	75,857	(37)	0	(43)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	296	31,686	77	0	(56)
CBOT U.S. Long Bond Futures	09/2026	20	2,270	36	0	(13)
Eurex 10 Year Euro BUND Futures	09/2026	6	873	9	0	(1)
Eurex 5 Year Euro BOBL Futures	09/2026	1	132	1	0	0
Long Gilt Futures	09/2026	70	8,283	150	12	(42)
SFE 10 Year Australian Bond Futures	09/2026	181	13,762	194	26	(31)
Ultra U.S. Treasury Bond Futures	09/2026	67	7,782	262	0	(50)

				$1,441	$38	$(539)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	96	$(10,797)	$(141)	$37	$0

Total Futures Contracts				$1,300	$75	$(539)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.168%	EUR	200	$(1)	$5	$4	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.224		700	(10)	25	15	0	0

							$(11)	$30	$19	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$5,346	$198	$240	$438	$0	$(3)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	25,700	$(350)	$(488)	$(838)	$0	$(35)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	2	1	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		4,650	(186)	32	(154)	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	31	1	32	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	303	(34)	269	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(33)	0	(33)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,100,000	265	6	271	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	580,000	97	6	103	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	06/17/2031	2,296,500	(86)	(12)	(98)	0	(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	233,400	116	16	132	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	340,000	154	46	200	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	79,000	134	19	153	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	$11,200	250	(273)	(23)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	550	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	500	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	400	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	21	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	33	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	(7)	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	500	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	26,800	(196)	344	148	38	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	(52)	176	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	54,800	2,787	(942)	1,845	102	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	7	48	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	300	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	264	249	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	8	91	99	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	57	109	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	8,400	190	(128)	62	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	32	31	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	13,800	(751)	261	(490)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	110	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	12,400	(93)	224	131	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	312	491	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	216	159	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	149	201	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	1	0	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	400	(2)	0	(2)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	200	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	500	(1)	6	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	11,400	(56)	220	164	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	300	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	400	(1)	4	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	400	(1)	12	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	200	(1)	8	7	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	400	(2)	13	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	200	(1)	10	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	12	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	12	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	200	(1)	12	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	200	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	200	(1)	(8)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	200	(1)	(8)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	300	(1)	(12)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	200	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	200	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	400	(1)	(14)	(15)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,100	(4)	(33)	(37)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	(2)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	600	(3)	(1)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	200	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	250	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	100	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	200	(1)	2	1	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		5,800	(435)	112	(323)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	2	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		400	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		290	0	6	6	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		110	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		6,900	(103)	103	0	35	0
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		90	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		90	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051		100	(1)	40	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		250	(3)	108	105	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		100	(30)	(11)	(41)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(35)	(37)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,400	149	423	572	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(13)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(21)	(28)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		220	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		110	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(10)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	177	356	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		90	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		90	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		2,200	15	(85)	(70)	0	(24)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(217)	(217)	1	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(100)	(100)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(254)	(261)	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		83,675	(39)	(308)	(347)	35	0
Pay	1-Year BRL-CDI	14.684	Maturity	01/02/2031		8,700	23	4	27	5	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	24	34	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	(27)	(42)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		6,300	134	(224)	(90)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(10)	(13)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(6)	(8)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		8,300	(2)	(86)	(88)	0	(4)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	9	8	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	8	8	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028	200	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028	200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029	200	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029	100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029	200	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029	200	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029	200	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029	200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	200	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030	200	0	3	3	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	2,000	2	(28)	(26)	0	(2)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	500	(11)	4	(7)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	100	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	400	(2)	25	23	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	200	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	200	(1)	3	2	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034	200	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	400	(1)	(9)	(10)	0	(1)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034	100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035	100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035	100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035	100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035	100	0	4	4	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	700	12	1	13	1	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	5,050	99	(8)	91	7	0

						$2,932	$124	$3,056	$606	$(219)

Total Swap Agreements						$3,119	$394	$3,513	$606	$(222)

(l)	Securities with an aggregate market value of $1,763 and cash of $8,073 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2026	$	108	JPY	17,130	$0	$(2)
	09/2026	PEN	4,730	$	1,396	17	0
BPS	07/2026	EUR	1,038		1,184	0	(2)
	07/2026	GBP	5,335		7,150	73	0
	07/2026	$	460	GBP	348	1	0
	07/2026		59	INR	5,702	1	0
	07/2026		364	JPY	57,946	0	(8)
	07/2026		21	KWD	6	0	0
	07/2026	ZAR	2,151	$	131	0	0
	09/2026	$	23	INR	2,152	0	0
	06/2027		16	KWD	5	0	0
	07/2029	KWD	9	$	30	1	0
	05/2030		51		177	9	0
	06/2031		22		74	2	0
BRC	07/2026	ZAR	15,928		975	5	(1)
BSH	07/2026	$	1,931	JPY	307,064	0	(43)
	09/2026		5,581	BRL	28,625	0	(118)
CBK	08/2026	PEN	968	$	287	4	0
	08/2026	$	284	PEN	968	0	(1)
	09/2026	COP	25,209,732	$	7,203	0	(41)
	09/2026	$	8	PEN	28	0	0
	10/2026	PEN	970	$	284	1	0
	12/2026		9,744		2,788	0	(46)
GLM	07/2026	BRL	10		2	0	0
	07/2026	$	2	BRL	10	0	0
	07/2026		931	CAD	1,325	3	0
	07/2026	ZAR	10,756	$	651	0	(4)
	08/2026	CAD	1,323		931	0	(3)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

	08/2026	$	18	INR	1,723	0	0
	09/2026		300		28,957	4	0
	09/2026		2,885	MXN	50,648	0	(7)
JPM	07/2026	AUD	1,061		$757	22	0
	07/2026	$	312	EUR	268	0	(6)
	09/2026		35	INR	3,324	0	0
	09/2026		2,945	MXN	51,160	0	(38)
	12/2026	MXN	201		$11	0	0
MBC	07/2026	AUD	250		179	6	0
	07/2026	EUR	1,968		2,284	35	0
	07/2026	INR	2,571		27	0	0
	07/2026	$	688	AUD	975	1	(14)
	07/2026		812	EUR	701	0	(11)
	07/2026		104	INR	9,997	2	0
	07/2026		1,801	JPY	286,122	0	(41)
	08/2026	AUD	414		$286	0	(1)
	08/2026	EUR	228		260	0	(1)
	09/2026	$	115	INR	10,977	1	0
SCX	07/2026	EUR	256		$298	6	0
	07/2026	INR	2,254		24	0	0
	07/2026	JPY	1,418,860		8,778	52	0
	07/2026	$	77	INR	7,386	1	0
	07/2026		45	JPY	7,122	0	(1)
	08/2026		45	INR	4,279	0	0
	08/2026		8,778	JPY	1,415,150	0	(52)
	09/2026		24	INR	2,270	0	0
SOG	07/2026	EUR	36,511		$42,591	874	0
	07/2026	$	232	AUD	336	1	0
	07/2026		42,959	EUR	37,766	193	0
	07/2026		4,690	JPY	745,056	0	(107)
	08/2026	AUD	336		$232	0	(1)
	08/2026	CAD	25		18	0	0
	08/2026	EUR	37,766		43,017	0	(192)
SSB	07/2026	CAD	1,362		988	27	0
	07/2026	$	8	CAD	12	0	0
	07/2026		1,183	EUR	1,038	3	0
	07/2026		6,592	GBP	4,987	23	0
	08/2026	CAD	12		$9	0	0
	08/2026	EUR	1,038		1,185	0	(3)
	08/2026	GBP	4,987		6,592	0	(23)

Total Forward Foreign Currency Contracts						$1,368	$(767)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110%	07/26/2032	200	$32	$9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	300	49	97
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	300	39	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	300	40	90

Total Purchased Options							$160	$198

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.203%	$1,000	$(44)	$48	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	400	$91	$(6)	$85	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		190	44	(4)	40	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	(2)	21	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2026 (Unaudited)

MYI	CMBX.NA.AAA.14 Index	0.500	Monthly	12/16/2072	$2,100	0	11	11	0

						$158	$(1)	$157	$0

Total Swap Agreements						$114	$47	$161	$0

(n)

Securities with an aggregate market value of $86 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,193	$0	$2,193
Corporate Bonds & Notes
Banking & Finance	0	56,799	286	57,085
Industrials	0	44,316	0	44,316
Utilities	0	14,115	0	14,115
U.S. Government Agencies	0	178,235	0	178,235
U.S. Treasury Obligations	0	51,289	0	51,289
Non-Agency Mortgage-Backed Securities	0	28,936	0	28,936
Asset-Backed Securities
Automobile Sequential	0	1,467	0	1,467
CMBS Other	0	400	0	400
Home Equity Other	0	10,181	0	10,181
Whole Loan Collateral	0	2,331	0	2,331
Other ABS	0	25,842	3,428	29,270
Sovereign Issues	0	35,240	0	35,240
Common Stocks
Real Estate	85	0	0	85
Preferred Securities
Banking & Finance	0	334	0	334
Industrials	0	533	0	533
Short-Term Instruments
Repurchase Agreements	0	28,400	0	28,400
U.S. Treasury Bills	0	467	0	467

Total Investments	$85	$481,078	$3,714	$484,877

Short Sales, at Value—Liabilities
U.S. Government Agencies	$0	$(7,633)	$0	$(7,633)

Financial Derivative Instruments—Assets
Exchange-traded or centrally cleared	38	643	0	681
Over the counter	0	1,727	0	1,727

	$38	$2,370	$0	$2,408
Financial Derivative Instruments—Liabilities
Exchange-traded or centrally cleared	(74)	(687)	0	(761)
Over the counter	0	(767)	0	(767)

	$(74)	$(1,454)	$0	$(1,528)

Total Financial Derivative Instruments	$(36)	$916	$0	$880

Totals	$49	$474,361	$3,714	$478,124

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust